SCHEDULE 1	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars)

	Year ended December 31,
	2017	2018	2019
General and administrative expenses*	$(2,714)	$(4,817)	$(2,948)
Other income (expenses), net	7,296	5,470	(556)
Interest income	6,998	2,552	962
Income (loss) before income tax	11,580	3,205	(2,542)
Income tax expenses	—	—	—
Income (loss) before share of net profits of subsidiaries, net of income tax	11,580	3,205	(2,542)
Share of net losses subsidiaries, net of income tax	(7,636)	(16,459)	(10,649)
Net income (loss)	$3,944	$(13,254)	$(13,191)
Foreign currency translation adjustment	6,311	(10,437)	(3,136)
Other comprehensive income (loss)	6,311	(10,437)	(3,136)
Comprehensive income (loss)	$10,255	$(23,691)	$(16,327)
* Amount of share-based compensation expense included in general and administrative expenses	$1,424	$3,320	$539

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2018	2019
ASSETS
Current assets:
Cash and cash equivalents	$35,512	$35,071
Prepaid expenses and other receivables	2,313	2,328
Total current assets	37,825	37,399
Investments in subsidiaries	206,446	192,661
Total assets	$244,271	$230,060
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$230	$1,374
Amounts due to subsidiaries	16,150	13,948
Total liabilities	$16,380	$15,322
Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,186,991 and 38,631,991 shares as at December 31, 2018 and 2019, respectively)	382	386
Additional paid-in capital	257,125	260,295
Accumulated deficit	(13,329)	(26,520)
Accumulated other comprehensive loss	(16,287)	(19,423)
Total shareholders’ equity	227,891	214,738
Total liabilities and shareholders’ equity	$244,271	$230,060

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2017	36,446,691	$364	$241,536	$6,607	$(12,161)	$236,346
Shares issued on exercise of options	1,104,500	12	6,896	—	—	6,908
Stock-based compensation expenses	—		1,424	—	—	1,424
Net income	—	—	—	3,944	—	3,944
Cash dividends declared ($0.28 per share)	—	—	—	(10,514)	—	(10,514)
Cash dividends paid	—	—	—	(61)	—	(61)
Foreign currency translation adjustments	—	—	—	—	6,311	6,311
Balance at December 31, 2017	37,551,191	$376	$249,856	$(24)	$(5,850)	$244,358
Shares issued on exercise of options	635,800	6	3,949	—	—	3,955
Stock-based compensation expenses	—	—	3,320	—	—	3,320
Net loss	—	—	—	(13,254)	—	(13,254)
Cash dividends paid	—	—	—	(51)	—	(51)
Foreign currency translation adjustments	—	—	—	—	(10,437)	(10,437)
Balance at December 31, 2018	38,186,991	$382	$257,125	$(13,329)	$(16,287)	$227,891
Shares issued on exercise of options	445,000	4	2,631	—	—	2,635
Stock-based compensation expenses	—	—	539	—	—	539
Net loss	—	—	—	(13,191)	—	(13,191)
Foreign currency translation adjustments	—	—	—	—	(3,136)	(3,136)
Balance at December 31, 2019	38,631,991	$386	$260,295	$(26,520)	$(19,423)	$214,738

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2017	2018	2019
Cash flows from operating activities:
Net income (loss)	$3,944	$(13,254)	$(13,191)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share of net profits of subsidiaries, net of taxes	7,636	16,459	10,649
Depreciation	227	57	—
Share-based compensation expenses	1,424	3,320	539
Loss on waiving amount due from a subsidiary	1,324	—	—
Gain on disposal of property, plant and equipment	—	(6,763)	—
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	668	532	(15)
Increase in accrued expenses and other payables	69	71	1,144
Net cash provided by (used in) operating activities	$15,292	$422	$(874)
Cash flows from investing activities:
Proceeds of property, plant and equipment	—	9,706	—
Decrease in short term investment	88,399	—	—
Decrease (increase) in amounts due from subsidiaries	1,455	(7,281)	(2,202)
Net cash provided by (used in) investing activities	$89,854	$2,425	$(2,202)
Cash flows from financing activities:
Repayment a long term loan to a subsidiary	(39,334)	(74,974)	—
Dividend paid	(10,266)	(10,565)	—
Proceeds from options exercise	6,908	3,955	2,635
Net cash (used in) provided by financing activities	$(42,692)	$(81,584)	$2,635
Net increase (decrease) in cash and cash equivalents	62,454	(78,737)	(441)
Cash and cash equivalents at beginning of year	51,795	114,249	35,512
Cash and cash equivalents at end of year	$114,249	$35,512	$35,071

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(In thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2019, $376,449 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2017, 2018 and 2019.

During the years ended December 31, 2017, 2018 and 2019, no cash dividend was declared and paid by subsidiaries to the Company.